Property Plant And Equipment	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	$26,791	$26,017
Buildings	20	317,474	300,285
Leasehold and land improvements	1-30	1,042,675	976,828
Cell site equipment	6-25	2,619,135	2,394,222
Switching equipment	1-8	943,843	862,826
Office furniture and equipment	3-5	610,434	549,871
Other operating equipment	5-25	323,411	302,643
System development	3-7	325,050	258,073
Work in process	N/A	131,724	174,197
		6,340,537	5,844,962
Accumulated depreciation and amortization		(3,766,015)	(3,284,102)
		$2,574,522	$2,560,860

U.S. Cellular's depreciation and amortization expense related to Property, plant and equipment totaled $559.0 million, $551.7 million and $558.3 million in 2010, 2009 and 2008, respectively.

TDS Telecom's Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	9,603	6,557
Buildings	30	98,664	79,352
Cable and wire	15-20	$1,375,204	$1,375,201
Network electronic equipment	5-12	1,041,891	953,211
Office furniture and equipment	5-10	71,748	87,318
Other equipment	10-15	94,859	89,116
System development	3-7	157,824	154,258
Work in process	N/A	64,834	46,877
		2,914,627	2,791,890
Accumulated depreciation and amortization		(2,004,676)	(1,911,512)
		$909,951	$880,378

The provision for TDS Telecom's ILEC companies' depreciation as a percentage of depreciable property was 5.8% in 2010, 5.8% in 2009 and 5.7% in 2008. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $165.9 million, $161.4 million and $154.5 million in 2010, 2009 and 2008, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2010 and 2009 were as follows:

December 31,	2010	2009
(Dollars in thousands)
Property, plant and equipment	$96,177	$84,130
Accumulated depreciation and amortization	(62,866)	(58,001)
Total	$33,311	$26,129

Corporate and other fixed assets consist of assets at the TDS corporate offices and Suttle-Straus. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $7.3 million, $7.8 million and $8.7 million in 2010, 2009 and 2008, respectively.